UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments
REX Gold Hedged S&P 500 ETF
Consolidated Schedule of Investments
June 30, 2017  (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 80.0%

Consumer Discretionary — 9.7%
Adient	30	$1,961
Amazon.com *	69	66,792
AutoZone *	12	6,846
Carnival	180	11,803
CBS, Cl B	91	5,804
Charter Communications, Cl A *	45	15,158
Comcast, Cl A	771	30,006
Delphi Automotive	93	8,152
Dollar General	93	6,704
Dollar Tree *	78	5,454
Ford Motor	882	9,870
General Motors	297	10,374
Home Depot	214	32,828
Lowe's	189	14,653
McDonald's	133	20,370
Netflix *	99	14,792
Newell Brands	207	11,099
NIKE, Cl B	318	18,762
Omnicom Group	72	5,969
O'Reilly Automotive *	33	7,218
Priceline Group *	10	18,705
Ross Stores	147	8,486
Starbucks	231	13,470
Target	168	8,785
Time Warner	148	14,861
TJX	157	11,331
Twenty-First Century Fox, Cl A	333	9,437
VF	187	10,771
Walt Disney	216	22,950
Yum China Holdings *	30	1,183
Yum! Brands	120	8,851
		433,445
Consumer Staples — 7.1%
Altria Group	220	16,383
Archer-Daniels-Midland	124	5,131
Coca-Cola	606	27,179
Colgate-Palmolive	180	13,343
Conagra Brands	177	6,330
Constellation Brands, Cl A	40	7,749
Costco Wholesale	72	11,515
CVS Caremark	193	15,529
Dr Pepper Snapple Group	76	6,924
Estee Lauder, Cl A	87	8,350
General Mills	165	9,141
Kellogg	99	6,877
Kimberly-Clark	69	8,909
Kraft Heinz	96	8,221
Kroger	234	5,457
Lamb Weston Holdings	60	2,642
Molson Coors Brewing, Cl B	66	5,698
Mondelez International, Cl A	262	11,315
Monster Beverage *	117	5,813
PepsiCo	199	22,983
Philip Morris International	252	29,598
Procter & Gamble	358	31,200
Reynolds American	172	11,187
Sysco	129	6,493
Tyson Foods, Cl A	85	5,324
Walgreens Boots Alliance	132	10,337
Wal-Mart Stores	208	15,741
		315,369
Energy — 5.1%
Anadarko Petroleum	159	7,209
Apache	126	6,039
Baker Hughes	129	7,032
Chevron	301	31,403
ConocoPhillips	244	10,726
Devon Energy	229	7,321
Enbridge	67	2,667
EOG Resources	138	12,492
ExxonMobil	699	56,430
Halliburton	240	10,250
Kinder Morgan	481	9,216
Marathon Petroleum	141	7,379
Occidental Petroleum	190	11,375
Phillips 66	87	7,194
Pioneer Natural Resources	48	7,660
Schlumberger	241	15,868
Valero Energy	117	7,893
Williams	228	6,904
		225,058
Financials — 11.9%
Aflac	96	7,457
Allstate	105	9,286
American Express	162	13,647
American International Group	174	10,878
Aon	63	8,376
Bank of America	1,809	43,886
Bank of New York Mellon	193	9,847
BB&T	334	15,167
Berkshire Hathaway, Cl B *	267	45,222
BlackRock, Cl A	22	9,293
Capital One Financial	129	10,658
Charles Schwab	316	13,575
Chubb	67	9,740
Citigroup	385	25,749
CME Group, Cl A	60	7,514
Discover Financial Services	138	8,582
Goldman Sachs Group	66	14,646
Hartford Financial Services Group	132	6,939
Intercontinental Exchange	120	7,910
JPMorgan Chase	486	44,420
M&T Bank	93	15,061
Marsh & McLennan	96	7,484
MetLife	240	13,187
Morgan Stanley	319	14,216
PNC Financial Services Group	120	14,984
Progressive	208	9,171
Prudential Financial	90	9,733
S&P Global	63	9,197
State Street	132	11,844
SunTrust Banks	279	15,825
Synchrony Financial	301	8,976
T Rowe Price Group	129	9,573
Travelers	72	9,110
US Bancorp	240	12,461
Wells Fargo	711	39,397

REX Gold Hedged S&P 500 ETF
Consolidated Schedule of Investments
June 30, 2017  (Unaudited)

Description	Shares	Fair Value

Willis Towers Watson	51	$7,418
		530,429
Health Care — 11.5%
Abbott Laboratories	376	18,277
AbbVie	261	18,925
Aetna	66	10,021
Alexion Pharmaceuticals *	57	6,935
Allergan	64	15,558
Amgen	123	21,184
Anthem	52	9,783
Baxter International	130	7,870
Becton Dickinson	43	8,390
Biogen *	39	10,583
Bioverativ *	19	1,143
Boston Scientific *	276	7,651
Bristol-Myers Squibb	288	16,047
Cardinal Health	87	6,779
Celgene *	147	19,091
Cigna	63	10,546
Danaher	69	5,823
Edwards Lifesciences *	57	6,740
Eli Lilly	163	13,415
Express Scripts Holding *	108	6,895
Gilead Sciences	210	14,864
HCA Healthcare *	100	8,720
Humana	36	8,662
Illumina *	45	7,808
Intuitive Surgical *	9	8,418
Johnson & Johnson	445	58,869
McKesson	61	10,037
Medtronic	208	18,459
Merck	495	31,725
Mylan *	120	4,658
Pfizer	978	32,851
Regeneron Pharmaceuticals *	18	8,841
Stryker	79	10,964
Thermo Fisher Scientific	76	13,260
UnitedHealth Group	139	25,773
Vertex Pharmaceuticals *	66	8,505
Zimmer Biomet Holdings	79	10,144
Zoetis, Cl A	102	6,363
		510,577
Industrials — 8.3%
3M	73	15,198
American Airlines Group	160	8,051
Boeing	111	21,949
Caterpillar	150	16,119
CSX	247	13,476
Cummins	55	8,922
Deere	79	9,764
Delta Air Lines	168	9,028
Eaton	174	13,543
Emerson Electric	210	12,520
FedEx	48	10,432
Fortive	69	4,371
General Dynamics	60	11,886
General Electric	1,459	39,408
Honeywell International	112	14,928
Illinois Tool Works	105	15,041
Johnson Controls International	274	11,881
Lockheed Martin	39	10,827
Nielsen Holdings	201	7,771
Norfolk Southern	72	8,762
Northrop Grumman	40	10,268
PACCAR	141	9,312
Raytheon	72	11,627
Roper Technologies	48	11,113
Southwest Airlines	133	8,265
Stanley Black & Decker	75	10,555
Union Pacific	127	13,832
United Parcel Service, Cl B	87	9,621
United Technologies	106	12,944
Waste Management	108	7,922
		369,336
Information Technology — 17.9%
Accenture, Cl A	115	14,223
Activision Blizzard	172	9,902
Adobe Systems *	112	15,841
Alphabet, Cl A *	51	47,414
Alphabet, Cl C *	49	44,528
Altaba *	202	11,005
Amphenol, Cl A	111	8,194
Analog Devices	136	10,581
Apple	864	124,433
Applied Materials	327	13,508
Automatic Data Processing	103	10,553
Broadcom, Cl A	78	18,178
Cisco Systems	865	27,075
Cognizant Technology Solutions, Cl A	150	9,960
Corning	315	9,465
DXC Technology	67	5,106
eBay *	235	8,206
Electronic Arts *	87	9,198
Facebook, Cl A *	402	60,693
Fidelity National Information Services	90	7,686
Fiserv *	66	8,074
Hewlett Packard Enterprise	324	5,375
HP	462	8,076
Intel	781	26,351
International Business Machines	147	22,613
Intuit	63	8,367
Mastercard, Cl A	130	15,789
Micron Technology *	243	7,256
Microsoft	1,258	86,713
NVIDIA	139	20,094
Oracle	490	24,569
Paychex	130	7,402
PayPal Holdings *	222	11,915
QUALCOMM	282	15,572
salesforce.com *	168	14,549
TE Connectivity	120	9,442
Texas Instruments	186	14,309
Versum Materials	18	585
Visa, Cl A	273	25,603
		798,403
Materials — 2.0%
Air Products & Chemicals	64	9,156
Dow Chemical	159	10,028

REX Gold Hedged S&P 500 ETF
Consolidated Schedule of Investments
June 30, 2017  (Unaudited)

Description	Shares	Fair Value

Ecolab	60	$7,965
EI du Pont de Nemours	154	12,429
Freeport-McMoRan, Cl B *	426	5,116
LyondellBasell Industries, Cl A	67	5,654
Monsanto	96	11,363
Newmont Mining	150	4,859
PPG Industries	81	8,907
Praxair	72	9,544
Sherwin-Williams	15	5,264
		90,285
Real Estate — 2.5%
American Tower, Cl A ‡	84	11,115
AvalonBay Communities ‡	45	8,648
Boston Properties ‡	69	8,488
Crown Castle International ‡	102	10,218
Equinix ‡	21	9,012
Equity Residential ‡	108	7,110
Prologis ‡	177	10,379
Public Storage ‡	39	8,133
Simon Property Group ‡	73	11,809
Ventas ‡	153	10,630
Welltower ‡	111	8,308
Weyerhaeuser ‡	249	8,342
		112,192
Telecommunication Services — 1.6%
AT&T	1,068	40,296
Verizon Communications	703	31,396
		71,692
Utilities — 2.4%
American Electric Power	81	5,627
Consolidated Edison	75	6,062
Dominion Energy	94	7,203
Duke Energy	105	8,777
Edison International	84	6,568
Eversource Energy	120	7,285
Exelon	225	8,116
NextEra Energy	42	5,885
PG&E	69	4,580
PPL	207	8,003
Public Service Enterprise Group	162	6,968
Sempra Energy	54	6,089
Southern	105	5,027
WEC Energy Group	177	10,863
Xcel Energy	163	7,478
		104,531

Total Common Stock
(Cost $3,221,313)		3,561,317

Total Investments - 80.0%
(Cost $3,221,313) †		$3,561,317

The open futures contracts held by the Fund at June 30, 2017, are as follows:

	Number of Contracts Long			Unrealized Appreciation (Depreciation)
Type of Contract		Expiration Date	Notional Amount

Gold	35	Aug-2017	$4,348,050	$1,925
S&P 500 Index E-MINI	7	Sep-2017	847,315	(2,642)
				$(717)

For the period ended June 30, 2017, the average notional balance of the futures contracts was $4,671,777. The futures contracts are held by REX Gold Hedged S&P 500 Subsidiary I as of June 30, 2017.

Percentages are based on Net Assets of $4,449,909.

*	Non-income producing security.

‡	Real Estate Investment Trust.

†	At June 30, 2017, the tax basis cost of the Fund's investments was $3,221,313, and the unrealized appreciation and depreciation were $385,041 and $(45,037), respectively.

Cl — Class
S&P — Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2017 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,561,317	$—	$—	$3,561,317
Total Investments in Securities	$3,561,317	$—	$—	$3,561,317

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,925	$—	$—	$1,925
Unrealized Depreciation	(2,642)	—	—	(2,642)
Total Other Financial Instruments	$(717)	$—	$—	$(717)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

REX-QH-001-0300

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 28, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: August 28, 2017